Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [abstract]
Contract acquisition costs, beginning of period	$ 23	$ 194
Additions	33	27
Amortization	(30)	(198)
Contract acquisition costs, end of period	$ 26	$ 23